Note 6 - Investment Securities Available for Sale (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Debt Securities, Available-for-sale, Unrealized Loss Position, Number of Positions	1
Percentage of Aggregate Depreciation Held by Debt Securities	0.13%
Other than Temporary Impairment Losses, Investments, Total	$ 0	$ 0